Financial instruments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade payables | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Book value financial liabilities	R$ 8,378,504	R$ 5,058,796
Fair value financial liabilities	8,378,504	5,058,796
Borrowings
Disclosure of detailed information about financial instruments [line items]
Book value financial liabilities	25,245,110	23,652,009
Fair value financial liabilities	24,904,035	24,499,048
Loan to non-controlling shareholder of Braskem Idesa | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Book value financial liabilities	2,183,830	1,756,600
Fair value financial liabilities	2,183,830	1,756,600
Leniency agreement | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Book value financial liabilities	1,443,002	1,629,114
Fair value financial liabilities	0	1,629,114
Level 2 | Borrowings | Amortized cost | Foreign currency - other borrowings
Disclosure of detailed information about financial instruments [line items]
Book value financial liabilities	2,578,147	2,344,649
Fair value financial liabilities	2,277,069	2,228,608
Level 2 | Borrowings | Amortized cost | Local currency
Disclosure of detailed information about financial instruments [line items]
Book value financial liabilities	736,388	1,224,772
Fair value financial liabilities	598,926	1,039,873
Level 2 | Braskem Idesa borrowings | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Book value financial liabilities	10,594,117	9,784,388
Fair value financial liabilities	9,367,878	8,675,711
Level 2 | Debentures | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Book value financial liabilities	294,509	313,324
Fair value financial liabilities	239,976	214,815
Level 1 | Borrowings | Amortized cost | Foreign currency - Bond
Disclosure of detailed information about financial instruments [line items]
Book value financial liabilities	21,930,575	20,082,588
Fair value financial liabilities	22,028,040	21,230,567
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Book value financial assets	5,547,637	3,775,093
Fair value financial assets	5,547,637	3,775,093
Cash and cash equivalents | Cash and banks | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Book value financial assets	2,228,964	1,428,766
Fair value financial assets	2,228,964	1,428,766
Cash and cash equivalents | Financial investments in Brazil | Fair value through profit or loss | Level 2
Disclosure of detailed information about financial instruments [line items]
Book value financial assets	1,754,561	1,706,784
Fair value financial assets	1,754,561	1,706,784
Cash and cash equivalents | Financial investments abroad | Fair value through profit or loss | Level 2
Disclosure of detailed information about financial instruments [line items]
Book value financial assets	1,564,112	639,543
Fair value financial assets	1,564,112	639,543
Financial investments
Disclosure of detailed information about financial instruments [line items]
Book value financial assets	2,367,611	2,313,008
Fair value financial assets	2,367,611	2,313,008
Financial investments | Letras financeiras do tesouro - LFT | Fair value through profit or loss | Level 2
Disclosure of detailed information about financial instruments [line items]
Book value financial assets	2,247,272	1,816,889
Fair value financial assets	2,247,272	1,816,889
Financial investments | Time deposit investments | Fair value through profit or loss | Level 2
Disclosure of detailed information about financial instruments [line items]
Book value financial assets	0	15,764
Fair value financial assets	0	15,764
Financial investments | Time deposit investments | Amortized cost | Level 2
Disclosure of detailed information about financial instruments [line items]
Book value financial assets	49,630	440,616
Fair value financial assets	49,630	440,616
Financial investments | Other | Fair value through profit or loss | Level 2
Disclosure of detailed information about financial instruments [line items]
Book value financial assets	70,709	39,739
Fair value financial assets	70,709	39,739
Trade accounts receivable | Fair value through profit or loss | Level 2
Disclosure of detailed information about financial instruments [line items]
Book value financial assets	47,540	73,841
Fair value financial assets	47,540	73,240
Trade accounts receivable | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Book value financial assets	3,045,463	3,244,851
Fair value financial assets	R$ 3,045,463	R$ 3,244,851